Turnover and segment information - Turnover by Product & Service (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of products and services [line items]
Turnover	£ 30,328	£ 29,324	£ 24,696
HIV, oncology, immuno-inflammation, respiratory and other
Disclosure of products and services [line items]
Turnover	10,200	8,960	7,293
Commercial Operations
Disclosure of products and services [line items]
Turnover	30,328	29,324	24,696
Commercial Operations | Shingles
Disclosure of products and services [line items]
Turnover	3,446	2,958	1,721
Commercial Operations | Meningitis
Disclosure of products and services [line items]
Turnover	1,260	1,116	961
Commercial Operations | RSV
Disclosure of products and services [line items]
Turnover	1,238	0	0
Commercial Operations | Influenza
Disclosure of products and services [line items]
Turnover	504	714	679
Commercial Operations | Established Vaccines
Disclosure of products and services [line items]
Turnover	3,266	3,085	2,970
Commercial Operations | Meningitis, influenza, shingles, established vaccines
Disclosure of products and services [line items]
Turnover	9,714	7,873	6,331
Commercial Operations | Pandemic Vaccines
Disclosure of products and services [line items]
Turnover	150	64	447
Commercial Operations | Vaccines
Disclosure of products and services [line items]
Turnover	9,864	7,937	6,778
Commercial Operations | HIV
Disclosure of products and services [line items]
Turnover	6,444	5,749	4,777
Commercial Operations | Respiratory/Immunology and Other
Disclosure of products and services [line items]
Turnover	3,025	2,609	2,027
Commercial Operations | Oncology
Disclosure of products and services [line items]
Turnover	731	602	489
Commercial Operations | Pandemic
Disclosure of products and services [line items]
Turnover	44	2,309	958
Commercial Operations | Specialty Medicines
Disclosure of products and services [line items]
Turnover	10,244	11,269	8,251
Commercial Operations | Respiratory
Disclosure of products and services [line items]
Turnover	6,825	6,548	6,048
Commercial Operations | Other General Medicines
Disclosure of products and services [line items]
Turnover	3,395	3,570	3,619
Commercial Operations | General Medicines
Disclosure of products and services [line items]
Turnover	£ 10,220	£ 10,118	£ 9,667